CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES	12 Months Ended
Dec. 31, 2024
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

NOTE 8 – CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

	2024	2023

Contract assets	44,732	32,385

Contract assets represent earned but not invoiced delivery services revenue. All contract assets are short-term and their maturities are less than 1 month (2023: less than 1 month).

	2024	2023

Contract liabilities and merchant advances	1,906,945	2,056,628

These amounts relate to undelivered orders and include contract liabilities, which will be released to revenues, as well as advances received from customers for marketplace transactions amounting to TRY1,339,675 thousand (2023: TRY1,427,181 thousand), where the Group acts as an agent, which are credited as a payable to the merchant (note 6) when delivery is complete. Average delivery date varies between 1–4 days.